International Small Cap Growth Portfolio
International Small Cap Growth Portfolio
INVESTMENT OBJECTIVE
The investment objective of the International Small Cap Growth Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the International Small Cap Growth Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	International Small Cap Growth Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Small Cap Growth Portfolio Institutional Class
Management Fee		0.50%
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.55%
[1]	The International Small Cap Growth Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to 0.55% of the average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date.

Example
This Example is meant to help you compare the cost of investing in the International Small Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
International Small Cap Growth Portfolio Institutional Class	56	194

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Small Cap Growth Portfolio’s performance. Because the International Small Cap Growth Portfolio is new, information about portfolio turnover rate is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Small Cap Growth Portfolio, using a market capitalization weighted approach, purchases securities of small, non-U.S. companies in countries with developed markets that the Advisor determines to be to have high expected profitability and valuation ratios relative to other non-U.S. small cap companies at the time of purchase. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company's shares have a high market value in relation to their book value (a "market to book ratio") when compared with other non-U.S. small cap companies. In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. Securities of companies that have high valuation ratios are often considered to be growth stocks. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Small Cap Growth Portfolio intends to purchase securities of non-U.S. small cap companies that are eligible based on their valuation ratio and expected profitability and are associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2012, for the International Small Cap Growth Portfolio, the highest maximum market capitalization of a small company in any country in which the International Small Cap Growth Portfolio would invest was $4,358 million. This threshold will vary by country or region. For example, as of December 31, 2012, the Advisor considered a small company in the United Kingdom to have a market capitalization below $4,358 million, a small company in Hong Kong to have a market capitalization below $2,909 million, and a small company in Japan to have a market capitalization below $1,378 million. This threshold will change due to market conditions.

The International Small Cap Growth Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Small Cap Growth Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the International Small Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Investment Strategy Risk: Securities that have high valuation ratios and high expected profitability may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Small Cap Growth Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Small Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Small Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Small Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
Performance information is not available for the Portfolio because it has less than one calendar year of performance. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.